Finance income and finance costs (Details) - USD ($) $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017		Apr. 30, 2016		Oct. 31, 2018
Finance costs [Abstract]
Interest on bank borrowings	$ 81,157		$ 82,369		$ 276,530
Commitment fees	796		1,108		3,294
Amortization of facility costs and original issue discounts	14,219		13,762		60,377
Finance costs on bank borrowings	96,172		97,239		340,201
Net interest expense on retirement obligations	565		467		2,823
Finance lease expense	0		0		2,690
Interest rate swaps: cash flow hedges, transfer from equity	0		0		3,399
Interest on tax provisions	0		525		0
Other	87		126		1,254
Total	96,824	[1]	98,357	[2]	350,366
Finance income [Abstract]
Bank interest	438		377		3,593
Interest on non-plan pension assets	404		333		633
Other	137		299		3,428
Total	979	[1]	1,009	[2]	7,654
Net finance cost	95,845	[1]	97,348	[2]	342,712
Included within exceptional items [Abstract]
Finance costs incurred in escrow period	0		0		6,326
Finance income earned in escrow period	0		0		(553)
Finance income (costs) incurred in escrow period	$ 0		$ 0		$ 5,773

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)